Right of use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 1,776,360	$ 902,692	$ 1,026,727
Contingent rental income	414,934	335,892	197,439
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	668,636	383,779	428,592
Later than one year and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	738,435	407,156	477,409
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 369,289	$ 111,757	$ 120,726